Other Assets	12 Months Ended
Dec. 31, 2018
Other Assets [Abstract]
Other Assets
Other Assets
The following table presents the components of other assets as of the dates indicated:

	December 31,
(In millions)	2018	2017
Securities borrowed(1)	$19,575	$19,404
Derivative instruments, net	5,189	4,013
Bank-owned life insurance	3,323	3,242
Investments in joint ventures and other unconsolidated entities(2)	2,882	2,226
Collateral, net	1,354	473
Receivable for securities settlement	531	188
Prepaid expenses	493	364
Accounts receivable	343	348
Income taxes receivable	129	97
Deferred tax assets, net of valuation allowance(3)	113	113
Deposits with clearing organizations	58	120
Other	414	397
Total	$34,404	$30,985

(1) Refer to Note 11, for further information on the impact of collateral on our financial statement presentation of securities borrowing and securities lending transactions.
(2) Includes certain equity securities held at fair value through profit and loss that were transferred from AFS as part of our adoption of ASU 2016-01. Refer to Note 1, for further information on this new accounting standard.
(3) Deferred tax assets and liabilities recorded in our consolidated statement of condition are netted within the same tax jurisdiction.